Investment Projects - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Jul. 21, 2017 t
Disclosure of detailed information about investment property [line items]
New cement plant capacity per day | t				5,800
Project cost translation adjustment	$ 545,292	$ 3,203,386	€ 69,778
Outstanding payable balance	4,454,197
Advances to suppliers	194,054
Property, plant and equipment [member]
Disclosure of detailed information about investment property [line items]
Acquisitions of Property, plant and equipment	$ 8,714,000